CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	3 Months Ended													12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Common stock dividends declared (in dollars per share)	$ 0.78	$ 0.78	$ 0.70	$ 0.70	$ 0.70	$ 0.70	$ 0.60	$ 0.60	$ 0.60	$ 0.60	$ 0.48	$ 0.48	$ 0.48	$ 2.96	$ 2.60	$ 2.16